SECOND PROMISSORY NOTES (Detail) - Schedule of Payments To Repay Principal Balance - Second Promissory Notes [Member]	Apr. 30, 2016 USD ($)
2017	$ 1,000,000
2018	4,257,000
2019
2020
2021
Total	$ 5,257,000